Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	June 30, 2026	December 31, 2025
	U.S. dollars in thousands

Accrued vacation	4,030	3,707
Tax authority and other institutions	57	347
Estimated accrual for a certain batch production incident	1,726	1,726
Derivative liabilities	35	-
Accrued expenses	2,316	1,274
Revenue Earnout payables (please refer to Note 6)	-	1,962
Other	131	114
	8,295	9,130